RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Impact of Restatement
The impact of the restatement on the Company’s financial statements is reflected in the following table.
Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$147,873,086	$27,214,414	$175,087,500
Class A ordinary shares	$268	$(268)	$—
Additional paid-in capital	$2,211,724	$(2,211,724)	$—
Accumulated deficit	$2,787,582	$(25,002,422)	$(22,214,840)
Total shareholders’ equity (deficit)	$5,000,005	$(27,214,414)	$(22,214,409)
Number of shares subject to redemption	14,568,777	2,681,223	17,250,000

Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$145,217,796	$29,869,704	$175,087,500
Class A ordinary shares	$294	$(294)	$—
Additional paid-in capital	$4,866,988	$(4,866,988)	$—
Accumulated deficit	$132,294	$(25,002,422)	$(24,870,128)
Total shareholders’ equity (deficit)	$5,000,007	$(29,869,704)	$(24,869,697)
Number of shares subject to redemption	14,307,172	2,942,828	17,250,000

Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) as of March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to redemption	$(10,586,338)	$10,586,338	$—

Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) as of June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to redemption	$(2,655,290)	$2,655,290	$—

Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$10,586,338	$(10,586,338)	$—

Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$7,931,048	$(7,931,048)	$—

Statement of Operations for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	17,250,000	—	17,250,000
Basic and diluted net income per share, Class A ordinary shares	$—	$0.49	$0.49
Weighted average shares outstanding, Class B ordinary shares	4,312,500	—	4,312,500
Basic and diluted net loss per share, Class B ordinary shares	$2.45	$(1.96)	$0.49

Balance Sheet as of March 31, 2021 (unaudited)	As Previously Reported	Adjustment	As Restated
Statement of Operations for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	17,250,000	—	17,250,000
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.12)	$(0.12)
Weighted average shares outstanding, Class B ordinary shares	4,312,500	—	4,312,500
Basic and diluted net loss per share, Class B ordinary shares	$(0.62)	$0.50	$(0.12)

Statement of Operations for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	17,250,000	—	17,250,000
Basic and diluted net income per share, Class A ordinary shares	$—	$0.37	$0.37
Weighted average shares outstanding, Class B ordinary shares	4,312,500	—	4,312,500
Basic and diluted net loss per share, Class B ordinary shares	$1.84	$(1.47)	$0.37

The change in the carrying value of the redeemable shares of Class A ordinary shares in the IPO Balance Sheet resulted in a decrease of approximately $7.9 million in additional paid-in capital and an increase of approximately $21.8 million to accumulated deficit, as well as a reclassification of 3,111,956 shares of Class A ordinary shares from permanent equity to temporary equity as presented below.
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
As of November 23, 2020
Total assets	$154,056,837		$154,056,837
Total liabilities	$28,393,183		$28,393,183
Class A ordinary shares subject to possible redemption	120,663,653	31,586,347	152,250,000
Preferred shares	—	—	—
Class A ordinary shares	311	(311)	—
Class B ordinary shares	431	—	431
Additional paid-in capital	7,920,772	(7,920,772)	—
Accumulated deficit	(4,785,937)	(21,800,841)	(26,586,777)
Total shareholders’ equity (deficit)	$5,000,001	$(31,586,347)	$(26,586,346)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$154,056,837	$—	$154,056,837
The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
As of December 31, 2020
Total assets	$176,864,117		$176,864,117
Total liabilities	$34,577,368		$34,577,368
Class A ordinary shares subject to possible redemption	137,286,748	37,800,752	175,087,500
Preferred shares	—	—	—
Class A ordinary shares	372	(372)	—
Class B ordinary shares	431	—	431
Additional paid-in capital	12,797,958	(12,797,958)	—
Accumulated deficit	(7,798,760)	(25,002,422)	(32,801,182)
Total shareholders’ equity (deficit)	$5,000,001	$(37,800,752)	$(32,800,751)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$176,864,117	$—	$176,864,117
The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Period From August 20, 2020 (Inception) Through December 31, 2020
Cash Flow from Operating Activities	$(327,906)	$—	$(327,906)
Cash Flows used in Investing Activities	$(175,087,501)	$—	$(175,087,501)
Cash Flows provided by Financing Activities	$176,894,335	$—	$176,894,335
Supplemental Disclosure of Noncash Financing Activities:
Offering costs included in accrued expenses	$350,000	$—	$350,000
Offering costs paid by Sponsor in exchange for issuance of founder shares	20,000	20,000
Deferred underwriting fee payable	$6,037,500	$—	$6,037,500
Initial value of Class A ordinary shares subject to possible redemption	$139,789,675	$35,297,825	$175,087,500
Change in value of Class A ordinary shares subject to possible redemption	$(2,502,627)	$ 2,502,627	$—
The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per ordinary share is presented below for the period ended December 31, 2020:
	Earnings Per Share
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
For the period From August 20, 2020 (Inception) Through December 31, 2020
Net loss	$(7,798,760)	$—	$(7,798,760)
Weighted average shares outstanding – Class A ordinary shares	17,134,615	(11,831,044)	5,303,571
Basic and diluted earnings per share – Class A ordinary shares	$—	$(0.85)	$(0.85)
Weighted average shares outstanding – Class B ordinary shares	3,915,179	—	3,915,179
Basic and diluted earnings per share – Class B ordinary shares	$(1.99)	$1.14	$(0.85)